Subsequent Events - Additional information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended
	Feb. 09, 2023 USD ($) $ / shares shares	Apr. 13, 2023 shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Share exchange ratio	0
Common Stock Shares Issued In Exchange Of Ordinary Shares Held In The Previous Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares	$ 0.0001
Common Stock Shares Issued In Exchange Of Ordinary Shares Held In The Previous Company [Member] | Class A Common Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in the number of shares issued	3,312,715
Class of warrant or rights number of shares to be issued on exercise of each warrant	1
Common stock shares conversion ratio for each share held in the previous company	1
Class of warrants or rights outstanding	10,814,150
Common Stock Shares Issued In Exchange Of Ordinary Shares Held In The Previous Company [Member] | Preclosing Apollomics Ordinary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in the number of shares issued	759,231,633
Par value per share | $ / shares	$ 0.0001
Number of preferred shares converted into ordinary shares	759,231,633
Preferred Shares Converted Into Ordinary Shares After Closing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Numerator for calculating the share exchange ratio	89,900,000
Preferred Shares Converted Into Ordinary Shares After Closing [Member] | Class B Common Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in the number of shares issued	1,161,471,793
Par value per share | $ / shares	$ 0.0001
Number of preferred shares converted into ordinary shares	83,253,123
Preferred Shares Converted Into Ordinary Shares After Closing [Member] | Preclosing Apollomics Ordinary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of preferred shares converted into ordinary shares	1,161,471,793
Pipe Subscription Agreement [Member] | Major ordinary share transactions [Member] | Class B Common Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in the number of shares issued	230,000
Conversion ratio for conversion of preferred stock into common stock	1.25
Class of warrant or rights number of shares to be issued on exercise of each warrant	1
Pipe Subscription Agreement [Member] | Major ordinary share transactions [Member] | Series A Preferred Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in the number of shares issued	2,135,000
Pipe Subscription Agreement [Member] | Major ordinary share transactions [Member] | Series A Preferred Shares [Member] | Maxpro Investment Company Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in the number of shares issued	2,100,000
Issue of equity | $	$ 21,000
Pipe Subscription Agreement [Member] | Major ordinary share transactions [Member] | Class B Common Stock And Series A Preferred Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock issue price per share | $ / shares	$ 0.01
Issue of equity | $	$ 23,650
Two Thousand And Sixteen Equity Incentive Plan [Member] | Issue Of Share Options [Member] | Consultants And Certain Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share based compensation by share based award options granted during the period		42,127,240
Exercise price of share options granted | $ / shares	$ 0.7176
Two Thousand And Sixteen Equity Incentive Plan [Member] | Issue Of Share Options [Member] | Consultants And Certain Employees [Member] | Vesting Condition For One Lakh Options Granted [Member] | Vesting Tranche One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share based compensation by share based award options granted during the period		100,000
Share based compensation by share based award vesting period		24 months
Two Thousand And Sixteen Equity Incentive Plan [Member] | Issue Of Share Options [Member] | Consultants And Certain Employees [Member] | Vesting Condition For Remaining Options Granted [Member] | Vesting Tranche Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share based compensation by share based award vesting period		36 months
Two Thousand And Sixteen Equity Incentive Plan [Member] | Issue Of Share Options [Member] | Consultants And Certain Employees [Member] | Vesting Condition For Remaining Options Granted [Member] | Vesting Tranche Two [Member] | Twenty Four Months [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share based compensation by share based award vesting percentage		25.00%
Two Thousand And Sixteen Equity Incentive Plan [Member] | Issue Of Share Options [Member] | Consultants And Certain Employees [Member] | Vesting Condition For Remaining Options Granted [Member] | Vesting Tranche Two [Member] | Thirty Six Months [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share based compensation by share based award vesting percentage		75.00%
Two Thousand And Sixteen Equity Incentive Plan [Member] | Excercise Of Share Options [Member] | Consultants And Certain Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share based compensation by share based award number of options excercised during the period		435,833
Share based compensation by share based award share options excercised weighted average exercise price | $ / shares		$ 0.0816